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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free California Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.6%
AIRPORT 3.0%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	$1,000,000	$1,059,620
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,716,825
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,133,220
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,146,170
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,108,350
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,339,660
Total			9,503,845
HIGHER EDUCATION 5.4%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,666,770
Pitzer College
Series 2005A
04/01/25	5.000%	1,225,000	1,260,856
Series 2009
04/01/19	5.000%	1,610,000	1,864,638
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,817,620
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	571,448
10/01/28	5.000%	840,000	920,774
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,098,210
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,939,825

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/23	5.125%	$715,000	$754,275
Lancer Plaza Project
Series 2013
11/01/23	5.125%	1,000,000	1,043,330
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,179,170
Total			17,116,916
HOSPITAL 7.3%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,159,585
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,571,570
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,434,975
Series 2009E
07/01/25	5.625%	1,500,000	1,678,725
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,375,320
City of Hope Obligation Group
Series 2012-A
11/15/21	5.000%	600,000	712,506
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/28	5.000%	300,000	347,724
Providence Health & Services
Series 2014A
10/01/30	5.000%	1,500,000	1,718,655
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,026,810
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,110,170
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,255,930
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,336,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Sutter Health
Series 2011A
08/15/26	5.500%	$1,000,000	$1,153,700
Total			22,882,150
INDEPENDENT POWER 2.0%
Sacramento Municipal Utility District
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,038,460
07/01/29	5.125%	2,000,000	2,129,980
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,126,480
Total			6,294,920
JOINT POWER AUTHORITY 3.8%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,812,350
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,431,670
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,040,560
Series 2008A
07/01/22	5.000%	2,000,000	2,311,860
Revenue Bonds
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,186,230
Total			11,782,670
LOCAL APPROPRIATION 6.5%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,686,509
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	795,862

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	$1,000,000	$1,113,620
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,152,619
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,203,300
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,790,900
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,191,580
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,759,923
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/27	5.000%	2,145,000	2,363,468
11/01/28	5.000%	1,155,000	1,266,873
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	491,063
07/15/28	5.250%	2,275,000	2,597,777
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,122,860
Total			20,536,354
LOCAL GENERAL OBLIGATION 11.5%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,954,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	$3,000,000	$3,569,040
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,427,497
Compton Unified School District (a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,411,061
06/01/24	0.000%	1,925,000	1,269,133
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,864,869
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,539,046
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012-B
08/01/23	5.000%	700,000	844,298
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (a)
08/01/22	0.000%	2,140,000	1,720,539
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,200,200
Rancho Santiago Community College District (a)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	1,804,120
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (a)
09/01/26	0.000%	1,100,000	680,295

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (a)
09/01/15	0.000%	$1,000,000	$996,930
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,415,780
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,881,208
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,196,828
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,605,010
Series 2012
08/01/27	5.000%	2,365,000	2,670,653
Total			36,051,377
MULTI-FAMILY 1.5%
California Municipal Finance Authority Revenue Bonds Caritas Affordable Housing Senior Series 2014
08/15/30	5.000%	1,000,000	1,098,490
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,133,930
05/15/20	5.000%	750,000	854,123
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,500,000	1,658,625
Total			4,745,168
MUNICIPAL POWER 8.5%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,139,780
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,133,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	$3,900,000	$4,339,920
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,872,600
Series 2011D
11/01/22	5.000%	2,860,000	3,332,643
11/01/23	5.000%	1,040,000	1,206,015
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,377,500
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,130,010
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,721,205
State of California Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,306,000
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,127,100
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/30	5.000%	850,000	969,799
01/01/31	5.000%	1,000,000	1,133,700
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,061,638
Total			26,851,880
OTHER BOND ISSUE 0.8%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,457,653

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS 1.9%
Port of Los Angeles Revenue Bonds Series 2009A
08/01/23	5.250%	$2,000,000	$2,371,580
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,284,331
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,133,290
09/01/28	5.000%	1,100,000	1,241,097
Total			6,030,298
PREP SCHOOL 0.2%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A
07/01/34	5.000%	600,000	614,112
PREPAID GAS 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,458,260
REFUNDED / ESCROWED 4.2%
Bay Area Infrastructure Financing Authority Prerefunded 08/01/14 Revenue Bonds State Payment Acceleration Notes Series 2006 (NPFGC)
08/01/17	5.000%	2,000,000	2,000,000
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,186,460
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	615,000	680,965
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	1,948,412
California State Public Works Board
Prerefunded 04/01/15 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
University California Institute Project
Series 2005C
04/01/16	5.000%	$1,000,000	$1,032,100
Revenue Bonds
Various University of California Projects
Series 2005D Escrowed to Maturity
05/01/15	5.000%	1,000,000	1,036,110
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,274,400
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (a)
09/01/16	0.000%	2,000,000	1,989,840
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,090,360
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC)
12/01/17	5.000%	1,000,000	1,086,180
Total			13,324,827
RETIREMENT COMMUNITIES 4.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,081,907
Revenue Bonds
Casa de Las Campanas, Inc.
Series 2010
09/01/15	4.000%	1,020,000	1,053,476
Episcopal Senior Communities
Series 2012B
07/01/21	5.000%	1,000,000	1,097,560
Odd Fellows Home of California
Series 2012-A
04/01/32	5.000%	2,250,000	2,496,780
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006
07/01/26	5.000%	1,000,000	1,073,120
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Series 2012
05/15/27	5.000%	$1,520,000	$1,631,963
Revenue Bonds
Insured Redwoods Project
Series 2013I
11/15/28	5.000%	1,000,000	1,112,160
City of La Verne
Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/26	5.000%	350,000	372,666
05/15/29	5.000%	635,000	666,096
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	1,000,000	1,092,760
Total			13,678,488
SPECIAL NON PROPERTY TAX 2.3%
State of California Unlimited General Obligation Refunding Bonds Series 2009A
07/01/18	5.000%	3,000,000	3,482,340
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,969,541
Revenue Bonds
Matching Fund Loan-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,708,479
Total			7,160,360
SPECIAL PROPERTY TAX 8.2%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,177,096
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	696,169
09/01/27	5.000%	805,000	885,975
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	385,000	387,325
Emeryville Redevelopment Agency Successor Agency (c)
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/30	5.000%	815,000	924,014
09/01/31	5.000%	590,000	666,771

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	$1,515,000	$1,589,084
Glendale Redevelopment Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	887,586
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,531,790
Jurupa Public Financing Authority (c)
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	591,310
09/01/30	5.000%	625,000	691,731
09/01/32	5.000%	625,000	685,125
La Quinta Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,634,730
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,265,842
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/22	5.000%	2,000,000	2,358,500
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,970,729
09/01/29	5.000%	1,205,000	1,322,367
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Rancho Redevelopment Project Area Series 2014
09/01/30	5.000%	700,000	789,180
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/29	5.000%	225,000	248,868
08/01/30	5.000%	175,000	193,564
San Francisco Redevelopment Projects

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Series 2009B
08/01/18	5.000%	$1,255,000	$1,427,864
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,162,361
09/01/29	5.000%	1,180,000	1,299,286
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,354,400
Total			25,741,667
STATE APPROPRIATED 6.4%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	1,500,000	1,695,510
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,047,900
Department of Corrections and Rehabilitation
Series 2014C
10/01/22	5.000%	1,925,000	2,314,273
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,248,192
Series 2014A
09/01/31	5.000%	3,000,000	3,406,770
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,391,240
Series 2013I
11/01/28	5.250%	3,000,000	3,512,490
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,276,040
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,317,000
Total			20,209,415
STATE GENERAL OBLIGATION 6.7%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,883,450
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,196,220
Series 2009
04/01/26	5.625%	2,000,000	2,351,680
10/01/29	5.250%	1,500,000	1,722,240
Series 2011
10/01/19	5.000%	4,000,000	4,739,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	$3,750,000	$4,162,837
Total			21,055,747
TURNPIKE / BRIDGE / TOLL ROAD 1.1%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (d)
01/15/53	5.500%	3,000,000	3,438,120
WATER & SEWER 7.1%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,147,020
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,348,640
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,105,300
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,279,954
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/31	5.000%	4,315,000	4,444,277
Redwood Trunk Sewer & Headworks
Series 2004A (NPFGC)
06/01/29	5.000%	2,000,000	2,010,900
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,569,465
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,751,835
Series 2010A
08/01/24	5.000%	2,000,000	2,338,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Semitropic Improvement District Refunding Revenue Bonds Series 2012-A
12/01/23	5.000%	$2,850,000	$3,385,430
Total			22,381,281
Total Municipal Bonds (Cost: $271,420,885)			$294,315,508

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 2.6%
California Health Facilities Financing Authority Revenue Bonds Childrens Hospital VRDN Series 2009C (U.S. Bank) (e)(f)
11/01/38	0.050%	3,000,000	3,000,000
California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JPMorgan Chase Bank) (e)(f)
11/01/26	0.040%	1,100,000	1,100,000
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008A (Wells Fargo Bank) (e)(f)
08/15/36	0.030%	1,310,000	1,310,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank) (e)(f)
07/01/37	0.040%	3,000,000	3,000,000
Total Floating Rate Notes (Cost: $8,410,000)			$8,410,000

Municipal Short Term 0.9%
DISPOSAL 0.9%
California Pollution Control Financing Authority Revenue Bonds Republic Services VRDN Series 2010B (d)(g)
08/01/24	0.350%	2,750,000	2,750,000
Total Municipal Short Term (Cost: $2,750,000)			$2,750,000
Total Investments (Cost: $282,580,885) (h)			$305,475,508(i)
Other Assets & Liabilities, Net			9,015,670
Net Assets			$314,491,178

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $3,678,020 or 1.17% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2014.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $2,750,000 or 0.87% of net assets.

(h)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $282,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,027,000
Unrealized Depreciation	(132,000)
Net Unrealized Appreciation	$22,895,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	294,315,508	—	294,315,508
Total Bonds	—	294,315,508	—	294,315,508
Short-Term Securities
Floating Rate Notes	—	8,410,000	—	8,410,000
Municipal Short Term	—	2,750,000	—	2,750,000
Total Short-Term Securities	—	11,160,000	—	11,160,000
Total	—	305,475,508	—	305,475,508

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%
AIRPORT 3.7%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
Series 2010C
01/01/25	5.000%	$1,500,000	$1,704,825
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,137,070
Total			2,841,895
FOREST PRODUCTS 1.3%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,023,860
HIGHER EDUCATION 14.1%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,124,250
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,361,178
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	1,000,000	1,116,070
Revenue Bonds
Georgia Southern University Housing Foundation Four
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,148,450
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,373,813
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,815,325
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM)
02/01/27	5.000%	750,000	833,595

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	$1,125,000	$1,221,604
Total			10,994,285
HOSPITAL 7.7%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,172,393
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	360,144
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,281,400
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,191,620
Total			6,005,557
JOINT POWER AUTHORITY 5.0%
Municipal Electric Authority of Georgia
Revenue Bonds
Linked Certificates
Series 1992B (NPFGC)
01/01/16	6.375%	1,000,000	1,048,860
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,677,906
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,179,490
Total			3,906,256
LOCAL APPROPRIATION 8.0%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,442,376
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012
07/01/24	5.000%	1,295,000	1,492,047

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	$1,000,000	$1,125,390
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	1,900,000	2,166,836
Total			6,226,649
LOCAL GENERAL OBLIGATION 13.9%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	904,877
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	2,000,000	2,333,720
Series 2014A
08/01/30	5.000%	1,000,000	1,172,630
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,092,200
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,860,090
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,374,620
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014
01/01/31	5.000%	1,000,000	1,106,730
Total			10,844,867
MULTI-FAMILY 4.3%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,313,585
Cobb County Development Authority (a)
Refunding Revenue Bonds
Kennesaw State University
Junior Subordinated Series 2014
07/15/29	5.000%	980,000	1,026,168
Total			3,339,753

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	$220,000	$252,941
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	335,899
REFUNDED / ESCROWED 7.9%
Douglas County School District
Prerefunded 04/01/17 Unlimited General Obligation Bonds
Series 2007
04/01/21	5.000%	1,110,000	1,242,001
Unlimited General Obligation Prefunded 04/01/17 Bonds
Series 2007
04/01/21	5.000%	890,000	996,337
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,143,160
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,143,840
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,572,075
Total			6,097,413
SALES TAX 1.2%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A
07/01/24	5.000%	750,000	900,022
SPECIAL NON PROPERTY TAX 6.6%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,730,925
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N (NPFGC/BNY)
07/01/18	6.250%	1,270,000	1,419,885

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Third Indenture
Series 2012A
07/01/30	5.000%	$1,500,000	$1,694,175
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	300,000	316,125
Total			5,161,110
SPECIAL PROPERTY TAX 2.2%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,714,548
STATE GENERAL OBLIGATION 3.0%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,338,000
TRANSPORTATION 1.5%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,153,870
TURNPIKE / BRIDGE / TOLL ROAD 0.7%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (c)(d)
06/01/24	0.000%	1,000,000	543,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 15.5%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	$1,000,000	$1,141,770
10/01/22	5.000%	2,000,000	2,281,500
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	1,000,000	1,136,400
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B
10/01/21	5.250%	2,000,000	2,408,960
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,099,989
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,277,404
07/01/22	5.000%	1,000,000	1,042,610
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,673,144
Total			12,061,777
Total Municipal Bonds (Cost: $70,466,567)			$75,741,772
Total Investments
(Cost: $70,466,567) (e)			$75,741,772(f)
Other Assets & Liabilities, Net			2,111,402
Net Assets			$77,853,174

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $569,066 or 0.73% of net assets.

(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $543,070 or 0.70% of net assets.

(e)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $70,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,365,000
Unrealized Depreciation	(90,000)
Net Unrealized Appreciation	$5,275,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	75,741,772	—	75,741,772
Total Bonds	—	75,741,772	—	75,741,772
Total	—	75,741,772	—	75,741,772

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.5%
DISPOSAL 1.3%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,162,510
HIGHER EDUCATION 2.6%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,094,060
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,055,480
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	165,654
Total			2,315,194
HOSPITAL 11.7%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,340,704
07/01/27	5.000%	1,000,000	1,100,730
FHA Insured Mortgage-Western Health
Series 2006
01/01/20	5.000%	1,450,000	1,565,260
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,145,290
Johns Hopkins Health System
Series 2013C
05/15/33	5.000%	1,500,000	1,684,575
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,848,226
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	1,500,000	1,598,715
Total			10,283,500
INVESTOR OWNED 3.4%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,979,575

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 2.6%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	$1,500,000	$1,690,035
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	650,924
Total			2,340,959
LOCAL GENERAL OBLIGATION 12.6%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,298,300
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006
03/01/18	5.000%	1,500,000	1,610,670
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,145,400
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,358,602
11/01/21	5.250%	2,500,000	3,059,200
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Series 2011B
09/15/20	5.000%	500,000	600,745
Total			11,072,917
MULTI-FAMILY 6.2%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	582,522
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	622,632
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/19	5.000%	1,000,000	1,072,510
Revenue Bonds
Salisbury University Project
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
06/01/27	5.000%	$1,100,000	$1,173,293
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,243,835
Towson University Project
Series 2012
07/01/27	5.000%	700,000	751,996
Total			5,446,788
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	252,941
OTHER BOND ISSUE 3.3%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,334,891
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	535,000	535,942
Total			2,870,833
OTHER INDUSTRIAL DEVELOPMENT BOND 1.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,425,000	1,555,615
POOL / BOND BANK 1.3%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,133,080
REFUNDED / ESCROWED 5.4%
City of Baltimore
Prerefunded 07/01/16 Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,226,880
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,702,974

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Baltimore Prerefunded 09/01/16 Revenue Bonds Catholic Health Initiatives Series 2006A
09/01/26	5.000%	$1,500,000	$1,642,995
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	165,000	178,627
Total			4,751,476
RETIREMENT COMMUNITIES 6.3%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,396,400
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,090,865
01/01/27	5.000%	2,000,000	2,057,180
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	1,016,270
Total			5,560,715
SINGLE FAMILY 1.8%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B
09/01/30	5.125%	1,500,000	1,595,595
SPECIAL NON PROPERTY TAX 7.6%
State of Maryland Department of Transportation
Revenue Bonds
Series 2008
02/15/22	5.000%	3,125,000	3,542,344
Series 2009
06/15/21	4.000%	1,495,000	1,660,362
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	350,000	368,812
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/17	5.000%	1,000,000	1,097,880
Total			6,669,398

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 4.1%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	$225,000	$261,603
07/01/24	5.000%	500,000	576,455
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,742,900
Total			3,580,958
STATE APPROPRIATED 4.2%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,117,391
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	578,245
Total			3,695,636
STATE GENERAL OBLIGATION 5.8%
State of Maryland
Prerefunded 03/01/19 Unlimited General Obligation Bonds
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,757,145
Unlimited General Obligation Bonds
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,368,100
Total			5,125,245

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 3.9%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	$3,000,000	$3,480,780
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,320,600
WATER & SEWER 7.7%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,402,050
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,426,250
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,828,000
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	1,000,000	1,107,800
Total			6,764,100
Total Municipal Bonds (Cost: $78,626,574)			$84,958,415
Total Investments (Cost: $78,626,574) (b)			$84,958,415(c)
Other Assets & Liabilities, Net			3,096,208
Net Assets			$88,054,623

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $1,719,633 or 1.95% of net assets.

(b)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $78,627,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,344,000
Unrealized Depreciation	(13,000)
Net Unrealized Appreciation	$6,331,000

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	84,958,415	—	84,958,415
Total Bonds	—	84,958,415	—	84,958,415
Total	—	84,958,415	—	84,958,415

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%
AIRPORT 2.0%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,496,560
HIGHER EDUCATION 6.4%
East Carolina University Revenue Bonds General Series 2014A
10/01/31	5.000%	1,900,000	2,173,011
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,072,930
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,143,950
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,104,500
Series 2008A
10/01/22	5.000%	2,000,000	2,272,620
University of North Carolina at Charlotte Revenue Bonds Series 2014
04/01/30	5.000%	1,000,000	1,154,000
University of North Carolina at Greensboro Revenue Bonds General Series 2014
04/01/32	5.000%	2,000,000	2,251,140
Total			11,172,151
HOSPITAL 9.1%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,699,265
Series 2008A
01/15/24	5.250%	2,000,000	2,220,500
Series 2009A
01/15/21	5.000%	1,000,000	1,123,560
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	606,929
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,101,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Vidant Health
Series 2012A
06/01/25	5.000%	$1,500,000	$1,689,585
06/01/36	5.000%	1,445,000	1,558,404
Revenue Bonds
Duke University Health System
Series 2012A
06/01/32	5.000%	1,000,000	1,109,600
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,732,358
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,061,350
Total			15,903,151
JOINT POWER AUTHORITY 9.5%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,242,460
Series 1993B (NPFGC/IBC)
01/01/22	6.000%	3,000,000	3,722,790
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,134,820
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,706,535
Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,495,722
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,316,097
01/01/20	5.250%	2,000,000	2,238,220
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,707,675
Total			16,564,319
LOCAL APPROPRIATION 16.4%
City of Wilmington
Refunding Certificate of Participation
Series 2006A
06/01/17	5.000%	1,005,000	1,087,078
Refunding Revenue Bonds
Series 2014A
06/01/28	5.000%	500,000	585,520
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	576,335
06/01/29	5.000%	1,000,000	1,146,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	$1,545,000	$1,755,367
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	469,816
County of Chatham Certificate of Participation Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,147,900
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,229,184
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,431,986
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,134,627
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,144,429
County of Johnston Revenue Bonds Series 2014
06/01/28	5.000%	1,000,000	1,160,860
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,125,510
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,835,942
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,032,079
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,779,435

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	$1,000,000	$1,082,490
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,088,698
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,212,224
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,548,276
Total			28,573,926
LOCAL GENERAL OBLIGATION 6.9%
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement
Series 2006
03/01/15	5.000%	1,000,000	1,027,910
03/01/16	5.000%	1,000,000	1,073,360
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,582,382
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,337,602
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,664,760
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	2,000,000	2,436,560
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,819,954
Total			11,942,528
MUNICIPAL POWER 1.0%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,202,749

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	$520,000	$597,860
Total			1,800,609
OTHER BOND ISSUE 0.6%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010
02/01/18	4.000%	1,000,000	1,096,390
PORTS 1.3%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,196,360
REFUNDED / ESCROWED 17.7%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,289,900
10/01/27	5.250%	1,000,000	1,144,950
Appalachian State University
Prerefunded 07/15/15 Revenue Bonds
Series 2005 (NPFGC)
07/15/21	5.000%	695,000	727,151
07/15/21	5.000%	790,000	826,308
County of Burke Prerefunded 04/01/16 Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,535,637
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,177,758
06/01/19	5.000%	1,825,000	2,052,888
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,096,661
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,637,450
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,283,960
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 1986A Escrowed to Maturity
01/01/17	5.000%	$2,165,000	$2,305,227
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,886,727
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,855,718
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	3,360,000	3,939,298
Total			30,759,633
RETIREMENT COMMUNITIES 1.5%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,581,682
1st Mortgage-Givens Estates
Series 2007
07/01/16	5.000%	1,000,000	1,058,060
Total			2,639,742
SPECIAL NON PROPERTY TAX 1.3%
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	526,875
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/20	5.000%	1,560,000	1,788,743
Total			2,315,618
STATE APPROPRIATED 1.4%
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	2,000,000	2,460,520
WATER & SEWER 20.3%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,147,180
City of Charlotte
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2009B
07/01/25	5.000%	$5,835,000	$6,900,063
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,451,530
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,759,935
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009
05/01/17	4.000%	1,205,000	1,315,426
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,262,180
06/01/22	5.250%	1,200,000	1,471,632
06/01/23	5.250%	2,000,000	2,477,140
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,154,390
11/01/25	5.000%	1,000,000	1,152,150
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,611,615
Series 2011
03/01/27	5.000%	800,000	919,224
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	542,620
05/01/26	4.000%	860,000	915,797
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,356,310
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,165,830
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,173,927
04/01/22	5.000%	1,390,000	1,573,132
Total			35,350,081
Total Municipal Bonds (Cost: $153,746,981)			$166,271,588

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 3.4%
City of New York Unlimited General Obligation Bonds VRDN Subordinated Series 1993A-7 (JPMorgan Chase Bank) (b)(c)
08/01/20	0.060%	$1,100,000	$1,100,000
Illinois Finance Authority Revenue Bonds University of Chicago Medical Center VRDN Series 2011 (Wells Fargo Bank) (b)(c)
08/01/44	0.040%	3,000,000	3,000,000
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospital Clinics VRDN Series 2007A (AGM) (b)
08/15/37	0.090%	1,750,000	1,750,000
Total Floating Rate Notes (Cost: $5,850,000)			$5,850,000
Total Investments
(Cost: $159,596,981) (d)			$172,121,588(e)
Other Assets & Liabilities, Net			2,123,562
Net Assets			$174,245,150

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $6,852,776 or 3.93% of net assets.

(b)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2014.
(c)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions rate shown is the effective rate on July 31, 2014.

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $159,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,642,000
Unrealized Depreciation	(117,000)
Net Unrealized Appreciation	$12,525,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	166,271,588	—	166,271,588
Total Bonds	—	166,271,588	—	166,271,588
Short-Term Securities
Floating Rate Notes	—	5,850,000	—	5,850,000
Total Short-Term Securities	—	5,850,000	—	5,850,000
Total	—	172,121,588	—	172,121,588

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
AIRPORT 2.4%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,484,070
07/01/20	5.000%	1,150,000	1,321,879
Total			2,805,949
HIGHER EDUCATION 2.5%
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,734,105
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,204,754
Total			2,938,859
HOSPITAL 18.5%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 (a)
11/01/31	5.000%	1,500,000	1,697,835
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	1,938,737
10/01/31	5.000%	2,000,000	2,188,840
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,127,822
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,386,333
11/01/18	5.000%	1,000,000	1,116,530
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	500,000	549,250
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,287,190
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,317,000
Bon Secours Health Systems, Inc.
Series 2013
11/01/24	5.000%	450,000	510,044
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	2,041,732

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	$1,225,000	$1,365,863
Total			21,527,176
JOINT POWER AUTHORITY 10.2%
City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,122,100
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,206,220
01/01/18	5.000%	3,050,000	3,457,663
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,232,500
Series 2014B
12/01/32	5.000%	1,250,000	1,395,975
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,418,512
Total			11,832,970
LOCAL APPROPRIATION 22.1%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,095,670
12/01/21	5.000%	2,000,000	2,191,340
12/01/22	5.000%	3,545,000	3,875,500
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/25	5.000%	2,000,000	2,374,920
Revenue Bonds
Charleston County School District Project
Series 2006
12/01/19	5.000%	1,000,000	1,106,480
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,523,960
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,141,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Tomorrow Series 2006
12/01/27	5.000%	$1,300,000	$1,416,454
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,457,650
12/01/24	5.000%	2,000,000	2,179,160
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	1,000,000	1,127,620
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	639,171
06/01/24	5.000%	580,000	663,590
Total			25,793,475
LOCAL GENERAL OBLIGATION 4.3%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,198,480
Beaufort County School District Unlimited General Obligation Bonds Series 2014B
03/01/23	5.000%	1,190,000	1,451,610
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,339,080
Total			4,989,170
MUNICIPAL POWER 1.9%
City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,816,760
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	362,165
Total			2,178,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS 1.0%
South Carolina State Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	$1,000,000	$1,143,570
PREP SCHOOL 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/33	7.000%	500,000	523,380
REFUNDED / ESCROWED 2.4%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A Escrowed to Maturity (AGM)
08/15/15	5.125%	1,500,000	1,575,780
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	1,050,000	1,231,031
Total			2,806,811
RESOURCE RECOVERY 2.1%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,287,931
10/01/25	0.000%	1,835,000	1,225,248
Total			2,513,179
RETIREMENT COMMUNITIES 3.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	536,566
04/01/16	5.000%	600,000	629,394
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,292,061
05/01/21	5.375%	1,650,000	1,711,462
Total			4,169,483
SINGLE FAMILY 0.5%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	575,000	621,472

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 4.8%
City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	$1,290,000	$1,504,798
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	628,857
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	817,633
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014
04/01/26	5.000%	890,000	1,033,121
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	421,500
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (b)
10/01/25	5.000%	1,060,000	1,154,976
Total			5,560,885
STATE GENERAL OBLIGATION 1.1%
State of South Carolina Unlimited General Obligation Bonds Series 2014B
04/01/25	5.000%	1,000,000	1,232,820
STUDENT LOAN 1.8%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	2,015,000	2,143,879

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 5.0%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	$4,880,000	$5,839,457
WATER & SEWER 14.2%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,260,060
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,675,560
03/01/25	4.750%	3,000,000	3,313,200
City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A
01/01/21	5.000%	2,500,000	2,871,400
City of Columbia Refunding Revenue Bonds Waterworks & Sewer System Series 2011A
02/01/27	5.000%	1,000,000	1,136,640
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,138,170
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,171,500
Series 2010A
01/01/20	5.000%	1,500,000	1,755,090
Series 2012
01/01/24	5.000%	1,000,000	1,174,180
Total			16,495,800
Total Municipal Bonds (Cost: $107,551,270)			$115,117,260
Total Investments
(Cost: $107,551,270) (d)			$115,117,260(e)
Other Assets & Liabilities, Net			1,359,697
Net Assets			$116,476,957

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $3,169,672 or 2.72% of net assets.

(c)	Zero coupon bond.

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $107,551,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,694,000
Unrealized Depreciation	(128,000)
Net Unrealized Appreciation	$7,566,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	115,117,260	—	115,117,260
Total Bonds	—	115,117,260	—	115,117,260
Total	—	115,117,260	—	115,117,260

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
AIRPORT 6.1%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,187,230
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,484,290
Series 2009C
10/01/23	5.000%	3,000,000	3,433,710
Series 2010A
10/01/23	5.000%	2,475,000	2,900,527
10/01/27	5.000%	1,515,000	1,745,098
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,115,140
Total			13,865,995

HIGHER EDUCATION 7.4%
Amherst Industrial Development Agency Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,027,830
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A (a)
12/01/20	5.000%	1,400,000	1,677,004
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,489,892
Series 2011B
03/01/21	5.000%	2,250,000	2,679,548
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,160,590
03/01/22	5.000%	1,455,000	1,673,075
03/01/23	5.000%	2,000,000	2,277,140
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,103,130
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,784,787
Total			16,872,996

HOSPITAL 9.9%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,033,745

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	$1,000,000	$1,132,290
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,109,960
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,107,650
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,109,470
06/15/20	5.250%	4,000,000	4,490,680
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	1,957,323
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/25	5.000%	3,500,000	3,904,985
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,322,820
07/01/23	5.000%	1,000,000	1,148,740
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,076,710
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	750,087
Winchester Economic Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,356,237
Total			22,500,697

INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	2,000,000	2,217,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 5.2%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	$1,490,000	$1,686,918
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010
04/01/24	4.000%	1,340,000	1,427,221
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	1,999,073
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,201,160
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,099,880
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM)
02/01/21	5.000%	2,075,000	2,256,314
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,245,265
Total			11,915,831

LOCAL GENERAL OBLIGATION 14.0%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,241,520
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	615,615
08/01/21	5.000%	530,000	616,215
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,351,359
City of Newport News
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
07/01/20	5.250%	$2,000,000	$2,410,540
Series 2006B
02/01/18	5.250%	3,030,000	3,489,651
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,600,690
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	718,575
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	682,542
07/15/24	5.000%	1,000,000	1,179,580
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014 (b)
02/01/29	4.000%	2,000,000	2,167,700
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/17	5.000%	1,000,000	1,100,760
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006
08/01/17	5.000%	2,400,000	2,610,360
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,212,580
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,194,275
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,437,800
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,300,159
Total			31,929,921

OTHER BOND ISSUE 0.7%
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,594,066

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER INDUSTRIAL DEVELOPMENT BOND 0.9%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	$2,000,000	$2,041,220
POOL / BOND BANK 17.9%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2004C
08/01/16	5.000%	6,000,000	6,553,860
Series 2009C
08/01/25	4.000%	2,560,000	2,737,383
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,626,612
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	4,000,000	4,835,600
10/01/20	5.500%	3,500,000	4,305,910
10/01/21	5.500%	6,475,000	8,072,706
Revenue Bonds
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,568,991
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,617,450
Unrefunded Revenue Bonds
Series 2009B
11/01/18	4.000%	3,870,000	4,358,626
St. Moral
Series 2009B
11/01/18	4.000%	965,000	1,082,132
Total			40,759,270

REFUNDED / ESCROWED 4.8%
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A
07/01/23	5.000%	1,380,000	1,653,364
City of Portsmouth Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	370,586
County of Arlington
Prerefunded 08/01/16 Unlimited General Obligation
Public Improvement Bonds
Series 2006
08/01/17	5.000%	1,600,000	1,750,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	$1,000,000	$1,171,040
County of Prince William
Prerefunded 09/01/16 Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	877,728
09/01/21	5.000%	1,625,000	1,782,885
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,615,187
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	420,000	457,065
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,075,000	1,119,312
Virginia Resources Authority
Prerefunded Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	146,125
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	39,341
Total			10,983,033

RETIREMENT COMMUNITIES 4.0%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	1,931,440
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	2,050,480
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,683,150
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012-A
07/01/22	4.000%	1,320,000	1,291,897

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	$1,000,000	$1,021,480
Total			8,978,447

SPECIAL NON PROPERTY TAX 6.5%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/18	5.000%	3,800,000	3,921,866
06/15/25	5.000%	3,000,000	3,118,140
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	518,000	523,885
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007
03/01/17	5.300%	1,292,000	1,376,897
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	850,000	895,688
Virgin Islands Public Finance Authority (c)
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,210,000	2,369,871
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,450,000	2,669,520
Total			14,875,867

SPECIAL PROPERTY TAX 5.4%
Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	964,000
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	3,000,000	3,486,240
04/01/26	5.000%	4,185,000	4,665,982
Marquis Community Development Authority of York County (d)(e)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	439,195

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Marquis Community Development Authority of York County (e)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	$2,084,000	$1,936,077
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/25	5.000%	690,000	714,171
Total			12,205,665

STATE APPROPRIATED 0.9%
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B
08/01/26	4.500%	2,000,000	2,143,000
TRANSPORTATION 1.5%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012
05/15/29	5.000%	3,000,000	3,436,290
TURNPIKE / BRIDGE / TOLL ROAD 4.7%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,624,280
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,129,530
07/15/27	5.000%	1,000,000	1,061,800
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (d)
10/01/23	0.000%	5,000,000	3,574,500
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/17	5.250%	225,000	240,860
Total			10,630,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 7.2%
City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	$1,035,000	$1,151,738
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	1,000,000	1,180,070
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,083,440
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,147,708
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,174,053

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Hampton Roads Sanitation District
Revenue Bonds
Series 2008
04/01/22	5.000%	$1,000,000	$1,137,140
04/01/24	5.000%	3,000,000	3,395,250
Series 2011
11/01/24	5.000%	1,750,000	2,034,480
11/01/25	5.000%	1,380,000	1,604,333
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,484,562
Total			16,392,774
Total Municipal Bonds (Cost: $208,251,477)			$223,343,282
Total Investments
(Cost: $208,251,477) (f)			$223,343,282(g)
Other Assets & Liabilities, Net			4,407,314
Net Assets			$227,750,596

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $5,935,079 or 2.61% of net assets.

(d)	Zero coupon bond.
(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $2,375,272, which represents 1.04% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/41 5.625%	11-30-2007	2,084,000
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007C
09/01/41 0.000%	11-30-2007	851,146

(f)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $208,251,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,815,000
Unrealized Depreciation	(723,000)
Net Unrealized Appreciation	$15,092,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	223,343,282	—	223,343,282
Total Bonds	—	223,343,282	—	223,343,282
Total	—	223,343,282	—	223,343,282

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 84.9%
ALABAMA 0.9%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,424,050
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/17	5.000%	4,560,000	5,083,214
03/01/18	5.000%	7,510,000	8,604,057
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,255,360
Total			18,366,681

ALASKA 0.6%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,690,825
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	9,808,028
Total			12,498,853

ARIZONA 1.3%
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (NPFGC)
09/01/14	5.000%	10,000,000	10,042,072
Series 2008
09/01/18	5.750%	5,935,000	7,015,526
Refunding Certificate of Participation
Series 2013A-1
09/01/16	4.000%	1,500,000	1,608,105
County of Pima Sewer System
Revenue Bonds
Series 2012A
07/01/16	3.000%	450,000	472,761
Series 2012A
07/01/16	4.000%	500,000	534,830
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	1,845,000	2,046,456
State of Arizona
Certificate of Participation
Department Administration
Series 2010A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
10/01/15	5.000%	$5,000,000	$5,279,500
Refunding Certificate of Participation
Department Administration
Series 2013B
10/01/14	3.000%	350,000	351,551
10/01/15	4.000%	200,000	208,298
10/01/16	5.000%	175,000	190,951
Total			27,750,050

CALIFORNIA 7.0%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	1,071,951
08/01/18	5.000%	995,000	1,152,787
California Health Facilities Financing Authority
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/14	5.000%	500,000	506,990
California Health Facilities Financing Authority (a)
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	12,121,080
Revenue Bonds
St. Joseph Health Systems
Series 2013B
07/01/43	5.000%	4,000,000	4,536,040
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009 (a)
12/01/46	2.600%	5,000,000	5,009,350
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections
Series 2012I
06/01/15	5.000%	2,080,000	2,163,533
Richmond Laboratory Project
Series 2012J
11/01/14	3.000%	1,445,000	1,455,390
11/01/15	4.000%	2,035,000	2,131,133
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,153,800
Series 2013I
11/01/17	5.000%	750,000	853,515
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,084,630
03/01/16	5.000%	1,325,000	1,422,268

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (b)
03/01/17	5.000%	$5,415,000	$6,000,307
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	14,581,879
Glendale Redevelopment Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/15	3.000%	1,000,000	1,032,700
12/01/16	4.000%	1,000,000	1,076,350
12/01/17	4.000%	1,235,000	1,354,857
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2012C
01/01/16	5.000%	10,000,000	10,565,100
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,403,401
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/15	5.000%	4,500,000	4,717,485
09/01/16	5.000%	3,300,000	3,596,505
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2013
08/01/14	4.000%	5,700,000	5,700,521
08/01/15	4.000%	1,470,000	1,513,277
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/16	5.000%	8,160,000	9,008,232
Sacramento City Financing Authority
Refunding Revenue Bonds
EPA Building
Series 2013A
05/01/15	4.000%	1,250,000	1,284,400
05/01/16	4.000%	750,000	795,945
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/14	4.000%	1,250,000	1,262,200
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,113,960
Series 2011
10/01/16	5.000%	20,000,000	21,996,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2012
09/01/15	5.000%	$5,000,000	$5,262,350
Series 2013
02/01/18	5.000%	10,000,000	11,449,600
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,696,946
Total			146,074,682

COLORADO 1.1%
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A
11/15/14	4.000%	5,380,000	5,440,310
Denver Urban Renewal Authority
Tax Allocation Bonds
Stapleton
Senior Series 2013A-1
12/01/14	5.000%	2,500,000	2,539,200
12/01/15	5.000%	1,670,000	1,772,354
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012
11/01/14	5.000%	2,440,000	2,469,841
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC) (c)
09/01/16	0.000%	4,460,000	4,318,752
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,476,899
06/01/16	5.000%	2,010,000	2,176,006
Refunding Certificate of Participation
Series 2013A
06/01/16	5.000%	3,045,000	3,296,487
Total			23,489,849

CONNECTICUT 1.8%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,584,925
08/15/17	5.000%	5,000,000	5,552,350
City of New Haven
Unlimited General Obligation Bonds
Series 2013A
08/01/15	5.000%	3,135,000	3,272,564
Unlimited General Obligation Refunding Bonds
Series 2006 (AMBAC)
11/01/15	5.000%	2,325,000	2,450,457
Connecticut Housing Finance Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Subordinated Series 2012D-1
11/15/14	0.850%	$3,215,000	$3,220,626
11/15/15	1.200%	3,710,000	3,752,146
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	6,053,736
State of Connecticut (a)
Unlimited General Obligation Bonds
Series 2011A
05/15/15	0.560%	11,265,000	11,285,840
Total			38,172,644

DISTRICT OF COLUMBIA 0.3%
District of Columbia Certificate of Participation Series 2006 (NPFGC)
01/01/17	5.250%	5,925,000	6,290,395

FLORIDA 6.0%
Citizens Property Insurance Corp.
Revenue Bonds
High Risk Senior Secured
Series 2010A-1
06/01/15	5.000%	13,750,000	14,300,962
Series 2010A-1 (AGM)
06/01/15	5.000%	6,155,000	6,401,631
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	16,776,150
City of Jacksonville
Refunding Revenue Bonds
Series 2012C
10/01/14	5.000%	1,250,000	1,260,213
Series 2012C
10/01/15	5.000%	1,000,000	1,056,390
Sales Tax
Series 2012
10/01/17	5.000%	2,000,000	2,265,460
Revenue Bonds
Series 2010A-1
10/01/16	5.000%	5,000,000	5,496,200
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,205,400
Florida Department of Environmental Protection
Refunding Revenue Bonds
Florida Forever
Series 2011B
07/01/15	5.000%	15,335,000	16,017,407
Series 2012A
07/01/16	4.000%	13,915,000	14,856,628
07/01/17	4.000%	14,470,000	15,841,756

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	$2,030,000	$2,170,131
Florida Municipal Loan Council Revenue Bonds 9B Design-Build Finance Project Series 2012
08/15/16	1.750%	9,250,000	9,384,310
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,015,800
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,154,620
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,400,200
State Board of Administration Finance Corp. Revenue Bonds Series 2010A Escrowed to Maturity
07/01/15	5.000%	10,000,000	10,437,500
Total			125,040,758

GEORGIA 1.3%
Burke County Development Authority Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2012 (a)
11/01/48	1.550%	5,000,000	5,063,900
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2011A
01/01/19	5.000%	4,000,000	4,638,800
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012 (a)
07/01/22	0.850%	4,750,000	4,767,860
Municipal Electric Authority of Georgia
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/14	4.000%	1,000,000	1,009,810
11/01/15	4.000%	3,045,000	3,191,343
Unrefunded Revenue Bonds
Series 1998Y (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
01/01/17	6.500%	$3,965,000	$4,247,744
Public Gas Partners, Inc. Revenue Bonds Series 2009A
10/01/14	5.000%	3,630,000	3,657,443
Total			26,576,900

GUAM 0.1%
Antonio B. Won Pat International Airport Authority (b)(d)
Revenue Bonds
General
Series 2013C AMT
10/01/14	3.000%	1,000,000	1,003,390
10/01/15	4.000%	1,000,000	1,035,410
Total			2,038,800

ILLINOIS 10.8%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004A (NPFGC)
12/01/15	5.000%	1,700,000	1,726,928
Series 2010F
12/01/15	5.000%	2,000,000	2,105,480
Chicago Board of Education (c)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	7,071,822
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,220,096
Chicago Midway International Airport (a)
Prerefunded 01/01/15 Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	10,250,000	10,452,642
Chicago O’Hare International Airport
Revenue Bonds
General-Third Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,760,950
Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General-Senior Lien
Series 2012A AMT
01/01/17	5.000%	8,000,000	8,814,720
01/01/18	5.000%	11,340,000	12,806,716
Series 2013A AMT
01/01/16	5.000%	3,875,000	4,127,689
Passenger Facility Charge
Series 2012B AMT
01/01/17	5.000%	13,125,000	14,461,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC)
12/01/15	5.250%	$3,165,000	$3,347,526
Chicago Transit Authority
Revenue Bonds
Federal Transportation Administration Section 5307 Funds
Series 2006 (AMBAC)
06/01/15	5.000%	2,615,000	2,712,566
Unrefunded Revenue Bonds
Federal Transit Administration
Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	3,151,661
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,984,150
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 1996A-2 (AMBAC)
01/01/18	5.500%	7,125,000	7,812,776
Unlimited General Obligation Bonds
Series 2010A
12/01/16	5.000%	2,500,000	2,715,175
Unlimited General Obligation Refunding Bonds
Project
Series 2006A (AGM)
01/01/18	4.250%	1,350,000	1,412,734
Series 2005A (AGM)
01/01/16	5.000%	4,000,000	4,077,360
Cook County Community High School District No. 228
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,372,988
12/01/17	5.000%	2,000,000	2,244,980
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D
11/15/14	5.000%	3,000,000	3,042,090
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/15	5.375%	2,000,000	2,117,260
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,288,288
Series 2012A
03/01/15	5.000%	1,000,000	1,027,710
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2012E
11/15/42	5.000%	$2,750,000	$2,847,597
Ascension Health Credit Group
Series 2012E
11/15/42	5.000%	2,000,000	2,225,700
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,743,694
06/01/16	5.000%	8,280,000	8,897,854
Regional Transportation Authority
Revenue Bonds
Series 2003B
06/01/19	5.500%	3,945,000	4,682,005
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,378,981
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	9,000,000	9,955,260
State of Illinois
Unlimited General Obligation Bonds
Series 2014
02/01/18	4.000%	2,750,000	2,946,185
04/01/18	5.000%	10,000,000	11,074,200
04/01/19	5.000%	10,000,000	11,122,700
Unlimited General Obligation Refunding Bonds
Series 2002 (XLCA)
08/01/15	5.500%	7,825,000	8,213,746
Series 2006
01/01/16	5.000%	4,655,000	4,921,685
Series 2010
01/01/16	5.000%	14,600,000	15,436,434
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,505,892
Series 2012
08/01/16	5.000%	20,000,000	21,562,000
Total			227,369,890

INDIANA 1.3%
Indiana Finance Authority
Refunding Revenue Bonds
Series 2008A-1
11/01/16	5.000%	2,665,000	2,930,621
Indianapolis Power & Light Co.
Series 2009C
01/01/16	4.900%	10,000,000	10,613,000
Revenue Bonds
2nd Lien-CWA
Series 2011C
10/01/16	3.000%	10,000,000	10,508,000
Beacon Health System Obligation Group
Series 2013A
08/15/15	4.000%	500,000	519,670
08/15/16	5.000%	1,000,000	1,091,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	$1,000,000	$1,124,540
Total			26,787,701

IOWA 1.4%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,120,806
07/01/16	5.000%	1,150,000	1,243,518
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,102,318
12/01/14	5.000%	5,475,000	5,555,428
Iowa Student Loan Liquidity Corp. (b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	15,855,000	16,073,323
Total			29,095,393

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B (a)
05/01/39	5.000%	2,000,000	2,026,400
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	5,550,000	6,172,932
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A
08/01/18	5.000%	2,500,000	2,874,325
Total			11,073,657

LOUISIANA 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	1,545,000	1,554,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	$4,505,000	$4,846,524
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,809,235
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/17	5.000%	6,090,000	6,544,436
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,553,532
09/01/16	5.000%	3,785,000	4,111,645
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,204,407
12/01/16	4.000%	1,000,000	1,075,300
Total			30,699,349

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Escrowed to Maturity
Series 2010B
07/01/16	4.000%	50,000	53,453
Escrowed to Maturity Series 2010B
07/01/15	5.000%	50,000	52,192
Series 2010B Escrowed to Maturity
07/01/15	5.000%	330,000	344,626
07/01/16	4.000%	335,000	358,537
Unrefunded Revenue Bonds
Series 2010B
07/01/15	5.000%	3,075,000	3,204,581
07/01/16	4.000%	3,170,000	3,366,286
Total			7,379,675

MARYLAND 1.6%
County of Charles Refunding Unlimited General Obligation Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	5,038,604
State of Maryland Unlimited General Obligation Bonds Series 2011B
08/01/18	5.000%	21,000,000	24,374,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	$3,605,000	$4,146,110
Total			33,559,624

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2013A
04/01/18	5.000%	4,400,000	5,053,532
Commonwealth of Massachusetts (a)
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/15	0.720%	2,000,000	2,003,220
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center
Series 2012C
07/01/15	5.000%	2,000,000	2,068,500
07/01/16	5.000%	1,600,000	1,704,768
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	4,998,283
Massachusetts Development Finance Agency (a)
Revenue Bonds
Tufts University
Series 2011-P
02/15/36	3.000%	3,700,000	3,853,661
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/16	5.250%	12,500,000	13,309,500
Massachusetts Educational Financing Authority (b)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,621,815
01/01/19	5.000%	2,000,000	2,254,200
Massachusetts Housing Finance Agency Revenue Notes Construction Loan Notes Series 2012F
12/01/14	0.650%	2,053,000	2,053,513
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/15	5.000%	1,500,000	1,566,615
07/01/16	5.000%	3,000,000	3,261,390
Massachusetts Port Authority Refunding Revenue Bonds Series 2010E AMT (b)
07/01/15	5.000%	4,000,000	4,172,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Series 2004A
02/01/18	5.250%	$3,670,000	$4,235,254
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,180,180
Total			55,336,751

MICHIGAN 2.7%
Michigan Finance Authority
Refunding Revenue Bonds
State Revolving Fund Drinking Water
Series 2012
10/01/18	5.000%	3,640,000	4,229,425
Revenue Bonds
Unemployment Obligation Assessment
Series 2012
07/01/15	5.000%	20,000,000	20,892,000
Michigan State Building Authority Refunding Revenue Bonds FACS Program Series 2013I-A
10/15/15	5.000%	5,550,000	5,865,962
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,119,480
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Care Group
Series 1999
11/15/33	0.900%	5,000,000	5,018,400
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/17	5.000%	1,400,000	1,571,556
Wayne County Airport Authority
Refunding Revenue Bonds
Detroit Metro Airport
Series 2010C
12/01/14	5.000%	12,805,000	13,005,782
Detroit Metropolitan Airport
Series 2010C (AGM)
12/01/15	5.000%	4,780,000	5,073,062
Total			57,775,667

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA 1.3%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT (b)
01/01/16	5.000%	$5,160,000	$5,469,187
Moorhead Independent School District No. 152 Refunding Unlimited General Obligation Bonds School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,775,483
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/16	4.000%	9,820,000	10,395,157
Series 2012B
03/01/17	5.000%	6,625,000	7,385,153
Total			27,024,980

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012
01/01/16	4.000%	1,500,000	1,577,085

MISSOURI 0.2%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	1,325,000	1,434,604
07/01/17	5.000%	715,000	802,058
07/01/18	5.000%	765,000	875,260
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B
09/01/16	5.000%	410,000	448,786
Total			3,560,708

NEBRASKA 0.2%
Nebraska Investment Finance Authority Revenue Bonds Series 2014A (e)
03/01/44	3.000%	4,750,000	4,995,100

NEVADA 2.3%
Clark County School District
Refunding Limited General Obligation Bonds
Series 2014A
06/15/18	5.000%	10,000,000	11,491,800
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Series 2014B
06/15/18	5.000%	$15,000,000	$17,237,700
County of Clark Department of Aviation Revenue Bonds Series 2014B
07/01/18	5.000%	5,000,000	5,745,500
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	13,950,122
Total			48,425,122

NEW JERSEY 4.7%
City of Newark
Refunding Unlimited General Obligation Bonds
Qualified General Improvement
Series 2013A
07/15/15	5.000%	2,000,000	2,089,480
07/15/16	5.000%	5,845,000	6,345,975
City of Trenton
Unlimited General Obligation Refunding Bonds
Series 2013
07/15/15	3.000%	1,000,000	1,025,980
07/15/16	4.000%	1,100,000	1,171,610
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,123,133
03/01/16	3.000%	4,080,000	4,241,119
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012
09/01/15	3.000%	1,500,000	1,540,845
New Jersey Building Authority Refunding Revenue Bonds Series 2013A
06/15/17	5.000%	5,500,000	6,099,610
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	4,435,000	4,971,857
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	12,521,817
New Jersey Higher Education Student Assistance Authority (b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/16	4.000%	1,000,000	1,073,570
12/01/17	5.000%	2,780,000	3,118,409

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey State Turnpike Authority Revenue Bonds Series 2013D (a)
01/01/22	0.590%	$4,000,000	$4,011,880
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	9,948,425
Prerefunded 09/15/15 Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A (NPFGC)
09/15/16	5.000%	6,500,000	6,847,230
09/15/18	5.000%	4,450,000	4,687,719
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A (e)
09/15/18	5.000%	3,500,000	3,979,465
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2004 (NPFGC)
12/15/16	5.500%	9,600,000	10,671,552
Unrefunded Revenue Bonds
Transportation System
Series 1999
06/15/16	5.750%	4,860,000	5,308,870
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2004A
06/15/15	5.000%	3,000,000	3,071,880
Series 2008A
06/15/17	5.000%	1,935,000	2,158,086
Total			99,008,512

NEW MEXICO 0.4%
Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,565,297
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (b)
09/01/14	3.900%	4,890,000	4,903,006
Total			7,468,303

NEW YORK 13.8%
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	15,000	16,067

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Unlimited General Obligation Bonds
Series 2004H
03/01/19	5.000%	$8,500,000	$9,907,600
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,224,000
Series 2009C
08/01/17	5.000%	12,000,000	13,544,400
Series 2009E
08/01/15	5.000%	3,500,000	3,670,170
Series 2010B
08/01/17	5.000%	5,000,000	5,643,500
Series 2013E
08/01/18	5.000%	4,000,000	4,615,320
08/01/18	5.000%	5,960,000	6,876,827
Subordinated Series 1996J-2
02/15/15	5.000%	5,870,000	6,024,205
Subordinated Series 2004H-A Escrowed to Maturity
03/01/15	5.000%	2,705,000	2,780,497
Subordinated Series 2005F-1
09/01/16	5.000%	3,350,000	3,522,793
Subordinated Series 2008I-1
02/01/17	5.000%	8,635,000	9,588,045
Unlimited General Obligation Refunding Bonds
Series 2012F
08/01/18	5.000%	1,675,000	1,932,665
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	3,635,000	3,886,215
Subordinated Series 2004H-A
03/01/15	5.000%	3,795,000	3,902,892
City of Rochester Limited General Obligation Bonds Series 2012I
08/15/14	2.000%	2,400,000	2,401,924
City of Yonkers Refunding Limited General Obligation Bonds Series 2012A
07/01/15	4.000%	1,250,000	1,291,363
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,026,260
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	2,015,822
03/01/18	5.000%	1,825,000	2,060,242
03/01/19	5.000%	2,000,000	2,294,320
County of Suffolk
Limited General Obligation Bonds
Public Improvement
Series 2013B
10/15/15	3.000%	3,870,000	3,989,428
10/15/16	3.000%	3,905,000	4,099,391
Erie County Industrial Development Agency (The)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2012
05/01/15	5.000%	$2,000,000	$2,072,940
05/01/17	5.000%	3,000,000	3,357,150
Long Island Power Authority
Prerefunded 09/01/14 Revenue Bonds
Series 2006D Escrowed to Maturity (NPFGC)
09/01/14	5.000%	1,585,000	1,591,411
Revenue Bonds
Series 2012B
09/01/16	5.000%	6,755,000	7,351,129
Unrefunded Revenue Bonds
Series 2006D (NPFGC)
09/01/14	5.000%	340,000	341,363
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,915,650
Series 2008A
11/15/18	5.000%	2,125,000	2,469,781
Series 2010D
11/15/18	5.000%	1,890,000	2,196,652
Series 2012E
11/15/16	4.000%	1,000,000	1,080,920
11/15/17	5.000%	1,000,000	1,138,330
Series 2014B
11/15/18	5.000%	1,000,000	1,162,250
Subordinated Series 2012B-2
11/01/16	5.000%	8,085,000	8,923,495
Transportation
Series 2005G
11/15/18	5.000%	2,900,000	3,370,525
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,616,415
New York City Industrial Development Agency Refunding Revenue Bonds Series 2012A AMT (b)
07/01/18	5.000%	4,655,000	5,161,790
New York State Dormitory Authority
Revenue Bonds
General Purpose
Series 2014A
02/15/18	5.000%	14,250,000	16,285,897
Mount Sinai School of Medicine
Series 2010A
07/01/15	5.000%	1,000,000	1,042,800
07/01/16	5.000%	2,645,000	2,863,794
Series 2012B
03/15/16	5.000%	4,750,000	5,111,285
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E
11/01/16	1.100%	2,100,000	2,129,148

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Thruway Authority
Revenue Bonds
General
Second Series 2005B
04/01/16	5.000%	$4,500,000	$4,752,180
General Revenue
Series 2012I
01/01/17	5.000%	1,000,000	1,106,940
Local Highway & Bridge
Series 2012A
04/01/15	4.000%	10,000,000	10,256,100
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	7,026,926
Series 2013A
05/01/19	5.000%	17,890,000	20,723,597
Series 2014J
01/01/19	5.000%	1,200,000	1,387,164
State Personal Transportation
Series 2008A
03/15/17	5.000%	1,000,000	1,116,120
Unrefunded Revenue Bonds
2nd Series 2005B (NPFGC)
04/01/17	5.000%	5,960,000	6,293,343
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2013E
03/15/17	5.000%	15,000,000	16,741,800
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT (b)
10/01/17	5.000%	5,000,000	5,643,500
Suffolk County Water Authority Revenue Bonds BAN Series 2013B
01/15/15	3.000%	5,000,000	5,064,800
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B
06/01/16	5.000%	20,000,000	21,715,800
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B
11/15/17	5.000%	3,325,000	3,788,472
Utica School District
Unlimited General Obligation Refunding Bonds
Series 2013
07/01/15	2.000%	1,000,000	1,011,580
07/01/16	3.000%	1,000,000	1,033,420
Total			289,158,413

NORTH CAROLINA 1.7%
North Carolina Eastern Municipal Power Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	$3,740,000	$4,254,961
Series 2012D
01/01/16	5.000%	5,875,000	6,259,812
State of North Carolina
Refunding Revenue Bonds
Series 2011B
11/01/16	5.000%	17,555,000	19,364,569
Revenue Bonds
Grant Anticipation Revenue Vehicle
Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,994,865
Total			34,874,207

NORTH DAKOTA 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,484,220

OHIO 1.1%
City of Cleveland Refunding Limited General Obligation Bonds Series 2012A
12/01/14	2.000%	865,000	870,130
City of Columbus Unlimited General Obligation Bonds Series 2014A
02/15/18	5.000%	14,710,000	16,867,074
Ohio Air Quality Development Authority Refunding Revenue Bonds Ohio Power Co. Galvin Series 2010A AMT (a)(b)
12/01/27	2.875%	3,130,000	3,130,000
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	2,465,000	2,646,153
Total			23,513,357

OKLAHOMA 0.3%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2013
06/01/15	5.000%	1,500,000	1,559,565
Norman Public Schools Project
Series 2014
07/01/18	5.000%	2,400,000	2,744,928

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA (CONTINUED)
Oklahoma County Finance Authority Revenue Bonds Midwest City - Delaware City Public Schools Series 2012
03/01/15	2.000%	$1,500,000	$1,515,180
Tulsa County Industrial Authority Revenue Bonds Jenks Public Schools Series 2009
09/01/14	5.500%	1,280,000	1,285,848
Total			7,105,521

PENNSYLVANIA 1.5%
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM)
08/01/16	5.000%	3,440,000	3,758,406
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73 (e)
12/01/18	5.000%	6,650,000	7,704,557
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,369,438
Pennsylvania Economic Development Financing Authority Revenue Bonds Waste Management, Inc. Project VRDN Series 2013 AMT (b)(e)(f)
08/01/45	0.400%	4,000,000	4,000,000
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,410,182
Pennsylvania Housing Finance Agency Revenue Bonds Series 2012-114A AMT (b)
04/01/15	1.050%	320,000	320,781
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,087,680
Philadelphia Municipal Authority
Refunding Revenue Bonds
City Agreement
Series 2013A
11/15/15	5.000%	2,000,000	2,119,280
11/15/16	5.000%	1,750,000	1,922,550
State Public School Building Authority
Revenue Bonds
School District of Philadelphia

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 2012
04/01/15	5.000%	$1,500,000	$1,547,220
04/01/16	5.000%	2,000,000	2,147,440
Total			31,387,534

RHODE ISLAND 0.8%
Rhode Island Economic Development Corp. Revenue Bonds Department of Transportation Series 2006A (NPFGC)
06/15/17	5.000%	16,410,000	17,671,929

SOUTH CAROLINA 2.0%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	400,000	431,768
12/01/17	5.000%	500,000	564,925
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,758,993
Series 2009A-4
01/01/19	5.000%	6,645,000	7,675,241
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Palmetto Health
Series 2013A
08/01/14	2.500%	1,000,000	1,000,044
08/01/15	3.000%	1,000,000	1,018,140
South Carolina State Public Service Authority
Refunding Revenue Bonds
Santee Cooper
Series 2012C
12/01/16	5.000%	5,065,000	5,598,040
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/16	5.000%	4,295,000	4,578,255
Series 2009E
01/01/15	5.000%	8,225,000	8,391,474
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A
10/01/15	4.000%	6,000,000	6,267,360
Total			41,284,240

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	1,470,000	1,476,192

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE 0.4%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	$4,550,000	$4,644,276
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,131,461
07/01/16	5.000%	1,000,000	1,081,920
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,360,675
Total			9,218,332

TEXAS 4.0%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/15	4.000%	750,000	760,133
01/01/17	5.000%	925,000	1,009,748
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,284,160
City of Houston Utility System (a)
Refunding Revenue Bonds
Combined 1st Lien-SIFMA
Series 2012
05/15/34	0.660%	6,000,000	6,037,080
SIFMA Index
Series 2012
05/15/34	0.610%	3,500,000	3,503,220
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	11,470,000	12,322,794
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,282,712
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee)
02/15/16	5.000%	5,130,000	5,502,592
Dallas/Fort Worth International Airport
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2013D
11/01/16	5.000%	$1,000,000	$1,099,990
Dallas/Fort Worth International Airport (b)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	15,980,000	18,394,418
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee) (a)
06/01/30	2.500%	7,500,000	7,633,725
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010 Escrowed to Maturity
05/15/15	5.000%	5,000	5,190
05/15/15	5.000%	10,000	10,380
Unrefunded Revenue Bonds
Series 2010
05/15/16	5.000%	6,320,000	6,827,054
Series 2010
05/15/15	5.000%	7,125,000	7,396,320
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	2,110,000	2,216,471
10/01/16	5.000%	1,925,000	2,093,707
10/01/17	5.000%	2,865,000	3,196,509
Total			83,576,203

UTAH 0.2%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	4,950,811

VIRGINIA 0.2%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,403,734

WASHINGTON 4.3%
City of Seattle Municipal Light & Power
Prerefunded 08/01/14 Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	835,000	835,000
Unrefunded Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	5,165,000	5,186,331

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	$2,900,000	$2,958,319
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	34,067,913
Wind Project
Series 2014
07/01/16	5.000%	1,000,000	1,082,720
07/01/17	5.000%	1,000,000	1,118,370
07/01/18	5.000%	1,425,000	1,629,202
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	5,839,460
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,217,500
State of Washington
Certificate of Participation
State and Local Agencies
Series 2012
07/01/16	4.000%	3,500,000	3,743,810
Refunding Unlimited General Obligation Bonds
Series 2010A
01/01/19	5.000%	5,780,000	6,711,158
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,634,268
Revenue Bonds
Federal Highway Grant
Series 2013
09/01/16	5.000%	2,000,000	2,187,880
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	4,410,000	5,041,071
Series 2013E
02/01/19	5.000%	6,080,000	7,072,621
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	3,212,111
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	810,000	863,152
Total			89,400,886

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WEST VIRGINIA 0.8%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L (a)
10/01/22	2.000%	$8,750,000	$8,766,100
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,805,462
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C (a)
10/01/41	0.710%	4,000,000	4,000,400
Total			16,571,962
WISCONSIN —%
University of Wisconsin Hospitals & Clinics Authority
Revenue Bonds
Series 2013A
04/01/15	4.000%	160,000	164,043
04/01/16	4.000%	185,000	195,924
Total			359,967
WYOMING 0.3%
County of Sweetwater
Revenue Bonds
Series 2013
06/15/15	4.000%	1,485,000	1,527,545
12/15/15	5.000%	2,000,000	2,113,860
12/15/16	5.000%	2,500,000	2,728,350
Total			6,369,755
Total Municipal Bonds (Cost: $1,761,420,738)			$1,780,244,392

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%
MINNESOTA 0.3%
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospital Clinics VRDN Series 2007A (AGM) (f)
08/15/37	0.090%	7,275,000	7,275,000
Total Floating Rate Notes (Cost: $7,275,000)			$7,275,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 13.0%
CALIFORNIA 0.4%
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	0.790%	$4,600,000	$4,824,940
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	0.300%	1,700,000	1,746,835
Sulphur Springs Union School District Unlimited General Obligation Notes BAN Series 2013
01/01/15	0.340%	2,750,000	2,780,663
Total			9,352,438
INDIANA 0.6%
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2010B (f)
05/01/28	0.300%	5,000,000	5,000,000
Posey County Industry Economic Development Refunding Revenue Bonds Midwest Fertilizer Corp. Series 2013A (f)
07/01/46	0.300%	8,700,000	8,700,174
Total			13,700,174
LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT (b)
08/01/14	6.860%	16,100,000	16,101,267
MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.110%	2,800,000	2,805,012
NEW JERSEY 1.1%
City of Newark General Obligation Unlimited Notes BAN Series 2014B
06/24/15	1.020%	7,000,000	7,045,220

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW JERSEY (CONTINUED)
City of Trenton General Obligation Unlimited Notes BAN Series 2014
06/17/15	0.680%	$15,268,500	$15,311,099
Total			22,356,319
NEW YORK 8.0%
Board of Cooperative Educational Services First Supervisory District Revenue Notes RAN Series 2014
06/26/15	0.610%	6,000,000	6,020,940
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes RAN Series 2014
06/18/15	0.540%	10,300,000	10,341,509
City of Long Beach Limited General Obligation Notes BAN Series 2014
02/18/15	1.410%	1,000,000	1,004,510
County of Nassau
General Obligation Limited Notes
BAN Series 2014A
02/02/15	0.400%	3,950,000	3,981,956
RAN Series 2014A
03/16/15	0.480%	7,250,000	7,318,875
County of Rockland
General Obligation Limited Notes
BAN Series 2014B
10/01/14	0.630%	8,309,000	8,314,235
Limited General Obligation Notes
TAN Series 2014
03/17/15	0.940%	8,000,000	8,052,720
County of Suffolk
General Obligation Limited Notes
TAN Series 2013I
08/14/14	0.260%	9,500,000	9,504,557
Limited General Obligation Notes
RAN Series 2014
03/26/15	0.600%	5,425,000	5,456,790
Delhi Central School District General Obligation Unlimited Notes BAN Series 2014
07/31/15	0.470%	7,750,000	7,791,152
East Ramapo Central School District General Obligation Unlimited Notes TAN Series 2014
10/27/14	0.930%	17,000,000	17,002,890
Franklin County Solid Waste Management Authority Revenue Notes BAN Series 2014 AMT (b)
03/31/15	1.000%	3,865,000	3,865,039

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Jamestown City School District General Obligation Unlimited Notes BAN Series 2014B
07/30/15	0.470%	$9,390,000	$9,439,955
Orange & Ulster Counties Board Cooperative Educational Services Sole Supervisory District Revenue Notes RAN Series 2014B
07/31/15	0.670%	11,000,000	11,036,520
Salmon River Central School District General Obligation Unlimited Notes RAN Series 2014
06/18/15	0.650%	9,000,000	9,027,540
Town of Oyster Bay General Obligation Limited Notes BAN Series 2013B
08/08/14	0.650%	15,000,000	15,014,400
Town of Ramapo Limited General Obligation Notes BAN Series 2014B
05/27/15	3.250%	3,860,000	3,896,207
Utica School District General Obligation Unlimited Notes RAN Series 2014
06/24/15	0.800%	10,000,000	10,039,900
Village of East Rochester General Obligation Limited Notes BAN Series 2013
10/10/14	0.710%	5,200,000	5,205,408
Village of Johnson City General Obligation Limited Notes BAN Series 2013C
10/10/14	0.760%	4,520,075	4,524,324
Watervliet City School District General Obligation Unlimited Notes BAN Series 2014
06/25/15	0.680%	10,450,000	10,479,782
Total			167,319,209

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
OHIO 0.5%
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010 (f)
11/01/35	0.300%	$10,000,000	$9,999,800
PENNSYLVANIA 0.8%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014
05/01/16	1.000%	5,000,000	5,005,800
School District of the City of Erie (The) General Obligation Limited Notes TRAN Series 2014
06/30/15	0.600%	11,500,000	11,541,630
Total			16,547,430
TEXAS 0.7%
Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. VRDN Series 2008A (f)
01/01/20	0.300%	15,000,000	15,000,000
Total Municipal Short Term (Cost: $273,141,065)			$273,181,649

	Shares	Value

Money Market Funds 2.6%
JPMorgan Tax-Free Money Market Fund, 0.010% (g)	53,597,384	$53,597,384
Total Money Market Funds (Cost: $53,597,384)		$53,597,384
Total Investments
(Cost: $2,095,434,187) (h)		$2,114,298,425(i)
Other Assets & Liabilities, Net		(17,542,616)
Net Assets		$2,096,755,809

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2014, the value of these securities amounted to $2,038,800 or 0.10% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2014.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(h)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $2,095,434,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,447,000
Unrealized Depreciation	(1,583,000)
Net Unrealized Appreciation	$18,864,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,780,244,392	—	1,780,244,392
Total Bonds	—	1,780,244,392	—	1,780,244,392
Short-Term Securities
Floating Rate Notes	—	7,275,000	—	7,275,000
Municipal Short Term	—	273,181,649	—	273,181,649
Total Short-Term Securities	—	280,456,649	—	280,456,649
Mutual Funds
Money Market Funds	53,597,384	—	—	53,597,384
Total Mutual Funds	53,597,384	—	—	53,597,384
Total	53,597,384	2,060,701,041	—	2,114,298,425

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014